EXPLORATION AND EVALUATION INTERESTS - Eskay Creek Property (Details) - CAD ($)					12 Months Ended
	Oct. 02, 2022	Oct. 14, 2021	Oct. 02, 2020	Jul. 19, 2019	Dec. 31, 2021	Dec. 31, 2020	Jul. 19, 2017
Exploration And Evaluation Interests [Line Items]
Exploration or development expenditure		$ 100,000,000			$ 107,452,000	$ 70,458,000
Percentage of net smelter return royalty		1.00%
Percentage of right to purchase interest retained		49.00%
Contingent payment payable	$ 15,000,000
Barrick
Exploration And Evaluation Interests [Line Items]
Percentage of net smelter return royalty				1.00%
Percentage of right to purchase interest retained		51.00%
Percentage of interest sold							100.00%
Eskay
Exploration And Evaluation Interests [Line Items]
Percentage of ownership	100.00%
Exploration or development expenditure					$ 81,385,000	$ 65,613,000
Cash consideration	$ 17,500,000
Percentage of net smelter return royalty	1.00%
Percentage of right to purchase interest retained	50.00%
Retention period of right to purchase interest	24 months
Shares issued upon property acquisition (shares)	5,625,000
Number of common share per unit	1
Number of warrants per unit	1
Exercise price of warrants	$ 10.80
Eskay | Barrick
Exploration And Evaluation Interests [Line Items]
Percentage of ownership			100.00%
Consideration transferred, acquisition-date fair value			$ 72,164,000
Shares issued upon property acquisition			59,400,000
Warrants issued upon property acquisition			11,326,000
Value of equipment acquired			126,000
Value of asset retirement obligation assumed			$ 1,564,000